EARNINGS PER SHARE (Narrative) (Details) (Convertible Debt [Member])	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
3.75% Convertible Bond [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stated interest rate	3.75%	3.75%	3.75%
3.25% Convertible Bond
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stated interest rate	3.25%	3.25%	0.00%